Stock Incentive Plans - Schedule of Stock-Based Compensation Expense Related to Stock Options and Restricted Common Stock (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 1,431	$ 2,276	$ 25,778	$ 11,194	$ 7,720
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	712	1,192
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 719	$ 1,084	$ 12,793	$ 6,133	$ 4,516